LOSS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net Income (Loss)	$ (179,721)	$ (75,562)	$ (19,584)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding-basic	90,357,329	90,357,275	90,162,557
Weighted average number of Class A and Class B ordinary shares outstanding-diluted	90,357,329	90,357,275	90,162,557
Basic net loss per share
Basic	$ (1.99)	$ (0.84)	$ (0.22)
Diluted net loss per share
Diluted	$ (1.99)	$ (0.84)	$ (0.22)